Shareholder Fees	Mar. 31, 2026 USD ($)
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0